Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of other receivable
	December 31, 2020	December 31, 2019	December 31, 2018
Deposit to non-trade suppliers	$43,591	$11,127	$7,932
Other receivables from disposal of subsidiaries	3,500	-	-
Advance to employees	667	612	2,309
Allowance for doubtful accounts	(385)	(227)	(81)
Total other receivables, net	$47,373	$11,512	$10,160

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$227	$81	$-
Addition	158	146	81
Ending balance	$385	$227	$81